Fair value measurement - Summary of carrying values and fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
FINANCIAL LIABILITIES
Carrying value	$ 141.1	$ 124.3
Fair value	141.1	124.3
Long-term debt
FINANCIAL LIABILITIES
Carrying value	394.9	491.0
Fair value	355.0	530.8
Gold stream obligation
FINANCIAL LIABILITIES
Carrying value	174.7	194.0
Fair value	174.7	194.0
New Afton
FINANCIAL LIABILITIES
Carrying value	378.9	467.4
Fair value	378.9	467.4
Cash and cash equivalents
FINANCIAL ASSETS
Carrying value	200.8	481.5
Fair value	200.8	481.5
Trade and other receivables
FINANCIAL ASSETS
Carrying value	15.9	14.2
Fair value	15.9	14.2
Provisionally priced contracts
FINANCIAL ASSETS
Carrying value	2.3	1.2
Fair value	2.3	1.2
Gold and copper swap contracts
FINANCIAL ASSETS
Carrying value	(4.1)	(1.8)
Fair value	(4.1)	(1.8)
Foreign exchange forward contracts
FINANCIAL ASSETS
Carrying value	0.4	1.5
Fair value	0.4	1.5
Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Carrying value	0.0	12.8
Fair value	0.0	12.8
Investments
FINANCIAL ASSETS
Carrying value	35.6	59.5
Fair value	$ 35.6	$ 59.5